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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         KKR Asset Management LLC
                 ---------------------------------
   Address:      555 California Street, 50th Floor
                 ---------------------------------
                 San Francisco, CA 94104
                 -------------------------------

Form 13F File Number: 28-14775
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nicole Macarchuk
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (415) 315-6538
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Nicole Macarchuk         San Francisco, CA    May 15, 2012
   -------------------------------    -----------------   --------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 61
                                        --------------------

Form 13F Information Table Value Total: $624,479
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

    1         28-12880                  Kohlberg Kravis Roberts & Co. L.P.
    ------       -----------------      ----------------------------------

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                           FORM 13F INFORMATION TABLE
                            KKR ASSET MANAGEMENT LLC
                        FOR QUARTER ENDED MARCH 31, 2012

                                                                                                            Voting Authority
                                                 Value (x                 SH/ Put/  Investment   Other   ------------------------
  Name of Issuer      Title of Class    CUSIP     $1000)  Shrs or prn amt PRN Call  Discretion  Managers Sole     Shared     None
-------------------- ---------------- --------- --------- --------------- --- ---- ------------ -------- ---- -------------- ----
AMERICAN AXLE & MFG
 HLDGS IN            COM              024061103 2,020     172,500         SH       SHARED-OTHER 1             172,500
AMERICAN TOWER CORP
 NEW                 COM              03027X100 21,086    334,600         SH       SHARED-OTHER 1             334,600
APPLE INC            COM              037833100 12,411    20,700          SH       SHARED-OTHER 1             20,700
BEAM INC             COM              073730103 6,419     109,600         SH       SHARED-OTHER 1             109,600
BERKSHIRE HATHAWAY
 INC DEL             CL B NEW         084670702 14,177    174,700         SH       SHARED-OTHER 1             174,700
BROWN FORMAN CORP    CL B             115637209 13,268    159,110         SH       SHARED-OTHER 1             159,110
CENOVUS ENERGY INC   COM              15135U109 14,322    398,500         SH       SHARED-OTHER 1             398,500
CLIFFS NATURAL
 RESOURCES INC       COM              18683K101 8,360     120,700         SH       SHARED-OTHER 1             120,700
COMCAST CORP NEW     CL A             20030N101 8,730     290,900         SH       SHARED-OTHER 1             290,900
CONSTELLATION BRANDS
 INC                 CL A             21036P108 10,276    435,600         SH       SHARED-OTHER 1             435,600
CSX CORP             COM              126408103 20,315    944,000         SH       SHARED-OTHER 1             944,000
CSX CORP             COM              126408103 16,355    760,000         SH  CALL SHARED-OTHER 1             760,000
DEERE & CO           COM              244199105 24,230    299,500         SH       SHARED-OTHER 1             299,500
E TRADE FINANCIAL
 CORP                COM NEW          269246401 12,652    1,155,400       SH       SHARED-OTHER 1             1,155,400
EASTMAN CHEM CO      COM              277432100 4,394     85,000          SH       SHARED-OTHER 1             85,000

                                                                                                            Voting Authority
                                                 Value (x                 SH/ Put/  Investment   Other   ------------------------
  Name of Issuer      Title of Class    CUSIP     $1000)  Shrs or prn amt PRN Call  Discretion  Managers Sole     Shared     None
-------------------- ---------------- --------- --------- --------------- --- ---- ------------ -------- ---- -------------- ----
EMBRAER S A          SP ADR REP 4 COM 29082A107 15,111    472,500         SH       SHARED-OTHER 1             472,500
ENBRIDGE INC         COM              29250N105 23,558    608,100         SH       SHARED-OTHER 1             608,100
ENSCO PLC            SPONSORED ADR    29358Q109 3,843     72,600          SH       SHARED-OTHER 1             72,600
FREEPORT-MCMORAN
 COPPER & GO         COM              35671D857 8,422     221,400         SH       SHARED-OTHER 1             221,400
GENERAL MTRS CO      COM              37045V100 8,814     343,640         SH       SHARED-OTHER 1             343,640
GENERAL MTRS CO      *W EXP 07/10/201 37045V118 5,195     312,401         SH       SHARED-OTHER 1             312,401
GENERAL MTRS CO      *W EXP 07/10/201 37045V126 3,499     312,401         SH       SHARED-OTHER 1             312,401
GENERAL MTRS CO      JR PFD CNV SRB   37045V209 36,271    866,700         SH       SHARED-OTHER 1             866,700
GOOGLE INC           CL A             38259P508 12,376    19,300          SH       SHARED-OTHER 1             19,300
GRACO INC            COM              384109104 6,139     115,702         SH       SHARED-OTHER 1             115,702
HEWLETT PACKARD CO   COM              428236103 4,258     178,700         SH       SHARED-OTHER 1             178,700
INTUIT               COM              461202103 4,211     70,000          SH       SHARED-OTHER 1             70,000
ISHARES TR           HIGH YLD CORP    464288513 1,175     12,950          SH       SHARED-OTHER 1             12,950
JOY GLOBAL INC       COM              481165108 5,895     80,200          SH       SHARED-OTHER 1             80,200
KRAFT FOODS INC      CL A             50075N104 8,339     219,400         SH       SHARED-OTHER 1             219,400
LEVEL 3
 COMMUNICATIONS INC  COM NEW          52729N308 2,064     80,200          SH       SHARED-OTHER 1             80,200
MARATHON OIL CORP    COM              565849106 3,963     125,000         SH       SHARED-OTHER 1             125,000

                                                                                                            Voting Authority
                                                 Value (x                 SH/ Put/  Investment   Other   ------------------------
  Name of Issuer      Title of Class    CUSIP     $1000)  Shrs or prn amt PRN Call  Discretion  Managers Sole     Shared     None
-------------------- ---------------- --------- --------- --------------- --- ---- ------------ -------- ---- -------------- ----
MEADWESTVACO CORP    COM              583334107 23,790    753,100         SH       SHARED-OTHER 1             753,100
MERCK & CO INC NEW   COM              58933Y105 6,463     168,300         SH       SHARED-OTHER 1             168,300
MGM RESORTS
 INTERNATIONAL       COM              552953101 11,092    814,400         SH       SHARED-OTHER 1             814,400
NEWS CORP            CL A             65248E104 12,398    629,000         SH       SHARED-OTHER 1             629,000
NOBLE CORPORATION
 BAAR                NAMEN -AKT       H5833N103 1,263     33,700          SH       SHARED-OTHER 1             33,700
OMNICARE INC         COM              681904108 17,732    498,500         SH       SHARED-OTHER 1             498,500
PANDORA MEDIA INC    COM              698354107 1,021     100,000         SH       SHARED-OTHER 1             100,000
PAREXEL INTL CORP    COM              699462107 4,099     152,000         SH       SHARED-OTHER 1             152,000
PENTAIR INC          COM              709631105 8,522     179,000         SH       SHARED-OTHER 1             179,000
PRECISION CASTPARTS
 CORP                COM              740189105 21,042    121,700         SH       SHARED-OTHER 1             121,700
ROCKWELL AUTOMATION
 INC                 COM              773903109 6,118     76,767          SH       SHARED-OTHER 1             76,767
ROWAN COS INC        COM              779382100 7,969     242,000         SH       SHARED-OTHER 1             242,000
SCHLUMBERGER LTD     COM              806857108 13,119    187,600         SH       SHARED-OTHER 1             187,600
SELECT SECTOR
 SPDR TR             SBI INT-FINL     81369Y605 8,476     536,600         SH       SHARED-OTHER 1             536,600
SEMGROUP CORP        CL A             81663A105 2,200     75,500          SH       SHARED-OTHER 1             75,500
SPDR SERIES TRUST    BRCLYS YLD ETF   78464A417 1,496     38,000          SH       SHARED-OTHER 1             38,000
STARWOOD
 HOTELS&RESORTS WRLD COM              85590A401 8,394     148,800         SH       SHARED-OTHER 1             148,800

                                                                                                            Voting Authority
                                                 Value (x                 SH/ Put/  Investment   Other   ------------------------
  Name of Issuer      Title of Class    CUSIP     $1000)  Shrs or prn amt PRN Call  Discretion  Managers Sole     Shared     None
-------------------- ---------------- --------- --------- --------------- --- ---- ------------ -------- ---- -------------- ----
SUNCOKE ENERGY INC   COM              86722A103 2,140     150,600         SH       SHARED-OTHER 1             150,600
TARGET CORP          COM              87612E106 16,048    275,400         SH       SHARED-OTHER 1             275,400
TEREX CORP NEW       COM              880779103 1,991     88,500          SH       SHARED-OTHER 1             88,500
TEVA PHARMACEUTICAL
 INDS LTD            ADR              881624209 5,038     111,800         SH       SHARED-OTHER 1             111,800
TIME WARNER CABLE
 INC                 COM              88732J207 11,475    140,800         SH       SHARED-OTHER 1             140,800
TRANSDIGM GROUP INC  COM              893641100 18,012    155,600         SH       SHARED-OTHER 1             155,600
WABCO HLDGS INC      COM              92927K102 18,930    312,998         SH       SHARED-OTHER 1             312,998
WALTER ENERGY        COM              93317Q105 4,186     70,700          SH       SHARED-OTHER 1             70,700
WILLIAMS COS INC DEL COM              969457100 4,397     142,700         SH       SHARED-OTHER 1             142,700
WILLIAMS SONOMA INC  COM              969904101 13,770    367,400         SH       SHARED-OTHER 1             367,400
WYNDHAM WORLDWIDE
 CORP                COM              98310W108 20,557    442,000         SH       SHARED-OTHER 1             442,000
YAHOO INC            COM              984332106 10,595    696,100         SH       SHARED-OTHER 1             696,100